Individuals with Highest Emoluments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Individuals with Highest Emoluments
12	INDIVIDUALS WITH HIGHEST EMOLUMENTS
For the year ended December 31, 2018, 2019 and 2020, none of the five individuals with the highest emoluments in the Group are directors or other senior management.
The emoluments payable to the five individuals with highest
emoluments during 2018, 2019 and 2020
are as follows:

	2020	2019	2018
	’000	’000	’000
Salaries, allowances and benefits in kind	7,684	6,592	6,579
Performance related bonuses	4,545	4,314	4,208
Retirement scheme contributions	215	187	156

	12,444	11,093	10,943

The emoluments fell within the following bands:

	2020	2019	2018
	Number of individuals	Number of individuals	Number of individuals
Emolument bands
2,000,001—2,500,000	4	5	5
2,500,001—3,000,000	1	—	—